Consolidated Statements of Condition - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
ASSETS
Cash and due from banks	$ 49,260	$ 44,125
Federal funds sold and other short term investments	454,449	568,615
Total cash and cash equivalents	503,709	612,740
Securities available for sale	501,463	571,965
Held to maturity securities ($22,924 and $28,701 fair value at December 31, 2018 and 2017, respectively)	22,501	27,551
Federal Reserve Bank and Federal Home Loan Bank stock	8,953	8,779
Loans, net of deferred net costs	3,874,096	3,636,407
Less: Allowance for loan losses	44,766	44,170
Net loans	3,829,330	3,592,237
Bank premises and equipment, net	34,694	35,157
Other assets	58,263	59,579
Total assets	4,958,913	4,908,008
Deposits:
Demand	405,069	398,399
Savings accounts	1,182,683	1,260,447
Interest-bearing checking	904,678	891,052
Money market deposit accounts	507,311	556,462
Time accounts	1,274,506	1,066,966
Total deposits	4,274,247	4,173,326
Short-term borrowings	161,893	242,991
Accrued expenses and other liabilities	32,902	33,383
Total liabilities	4,469,042	4,449,700
Commitments and contingent liabilities
SHAREHOLDERS' EQUITY:
Capital stock: $1 par value; 150,000,000 shares authorized, 100,175,032 and 99,998,482 shares issued at December 31, 2018 and 2017, respectively	100,175	99,998
Surplus	176,710	175,651
Undivided profits	256,397	219,436
Accumulated other comprehensive loss, net of tax	(10,309)	(1,806)
Treasury stock: 3,516,440 and 3,709,171 shares, at cost, at December 31, 2018 and 2017, respectively	(33,102)	(34,971)
Total shareholders' equity	489,871	458,308
Total liabilities and shareholders' equity	$ 4,958,913	$ 4,908,008